Equity (Schedule of Composition of Share Capital) (Details) - shares		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 10.00 par value, Authorized		17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10.00 par value, Outstanding	[1]	12,849,295	12,652,094	11,479,094

[1]	Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2021, 2020 and 2019, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors